Right-of-use asset (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Asset
Balance at beginning of the year	$ 2,202	$ 2,578
Additions	4,167	2,840
Depreciation for the year	(2,829)	(3,216)
Balance at end of the year	$ 3,540	$ 2,202